Condensed Consolidated Statements of Changes In Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit Retained Earnings [Member]	Stockholders' Equity (Deficit) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017			$ 628,100	$ 415,000	$ 1,043,100	$ 310,900	$ 1,354,000
Balance, shares at Dec. 31, 2017
Distributions				(734,000)	(734,000)		(734,000)
Contributed Capital			61,100		61,100		61,100
Issuance of Shares for Capital	$ 670,900		(670,900)
Issuance of Shares for Capital, shares	3,153,154
Shares issued for Services (As Restated)			112,000		112,000		112,000
Shares issued for Services (As Restated), shares	360,363
Dissolution of Bay Vista			(18,300)	1,131,800	1,113,500	(1,131,800)	(18,300)
Net Income (Loss)				(1,390,400)	(1,390,400)	31,500	(1,358,900)
Balance at Dec. 31, 2018	$ 670,900		112,000	(577,600)	205,300	(789,400)	(584,100)
Balance, shares at Dec. 31, 2018	3,513,517
Distributions				(535,500)	(535,500)	(100,000)	(635,500)
Stock Compensation Expense			3,000		3,000		3,000
Net Income (Loss)				(795,700)	(795,700)	52,000	(743,700)
Balance at Mar. 31, 2019	$ 670,900		115,000	(1,908,800)	(1,122,900)	(837,400)	(1,960,300)
Balance, shares at Mar. 31, 2019	3,513,517
Balance at Dec. 31, 2018	$ 670,900		112,000	(577,600)	205,300	(789,400)	(584,100)
Balance, shares at Dec. 31, 2018	3,513,517
Net Income (Loss)							(1,659,700)
Balance at Sep. 30, 2019	$ 670,900		116,300	(2,776,700)	(1,989,500)	(1,073,700)	(3,063,200)
Balance, shares at Sep. 30, 2019	3,513,517
Balance at Dec. 31, 2018	$ 670,900		112,000	(577,600)	205,300	(789,400)	(584,100)
Balance, shares at Dec. 31, 2018	3,513,517
Distributions				(116,800)	(116,800)	(232,600)	(349,400)
Stock Compensation Expense			5,500		5,500		5,500
Issuance of Warrants			1,600		1,600		1,600
Transfer of land to Owner				(495,500)	(495,500)		(495,500)
Net Income (Loss)				235,600	235,600	(38,600)	197,000
Balance at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Balance, shares at Dec. 31, 2019	3,513,517
Balance at Mar. 31, 2019	$ 670,900		115,000	(1,908,800)	(1,122,900)	(837,400)	(1,960,300)
Balance, shares at Mar. 31, 2019	3,513,517
Distributions				(55,600)	(55,600)		(55,600)
Stock Compensation Expense			500		500		500
Net Income (Loss)				(318,900)	(318,900)	(800)	(319,700)
Balance at Jun. 30, 2019	$ 670,900		115,500	(2,283,300)	(1,496,900)	(838,200)	(2,335,100)
Balance, shares at Jun. 30, 2019	3,513,517
Distributions						(132,600)	(132,600)
Stock Compensation Expense			800		800		800
Net Income (Loss)				(493,400)	(493,400)	(102,900)	(596,300)
Balance at Sep. 30, 2019	$ 670,900		116,300	(2,776,700)	(1,989,500)	(1,073,700)	(3,063,200)
Balance, shares at Sep. 30, 2019	3,513,517
Balance at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Balance, shares at Dec. 31, 2019	3,513,517
Net Income (Loss)				(752,000)	(752,000)	(221,900)	(973,900)
Balance at Mar. 31, 2020	$ 670,900		119,100	(1,706,300)	(916,300)	(1,282,500)	(2,198,800)
Balance, shares at Mar. 31, 2020	3,513,517
Balance at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Balance, shares at Dec. 31, 2019	3,513,517
Net Income (Loss)							(1,848,300)
Balance at Sep. 30, 2020	$ 11,957,000		130,100	(2,574,500)	9,512,600	(1,288,700)	8,223,900
Balance, shares at Sep. 30, 2020	5,628,048
Balance at Mar. 31, 2020	$ 670,900		119,100	(1,706,300)	(916,300)	(1,282,500)	(2,198,800)
Balance, shares at Mar. 31, 2020	3,513,517
Stock Compensation Expense			1,100		1,100		1,100
Net Income (Loss)				(431,100)	(431,100)	(3,000)	(434,100)
Balance at Jun. 30, 2020	$ 670,900		120,200	(2,137,400)	(1,346,300)	(1,285,500)	(2,631,800)
Balance, shares at Jun. 30, 2020	3,513,517
Net proceeds from issuance of common stock	$ 10,789,100				10,789,100		10,789,100
Net proceeds from issuance of common stock, shares	2,031,705
Conversion of related party debt to common stock	$ 497,000				497,000		497,000
Conversion of related party debt to common stock, shares	82,826
Stock Compensation Expense			9,900		9,900		9,900
Net Income (Loss)				(437,100)	(437,100)	(3,200)	(440,300)
Balance at Sep. 30, 2020	$ 11,957,000		$ 130,100	$ (2,574,500)	$ 9,512,600	$ (1,288,700)	$ 8,223,900
Balance, shares at Sep. 30, 2020	5,628,048